OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Leases and related services	$ 1,827,163	$ 1,771,016	$ 1,362,677
Net foreign exchange and Derivatives Foreign exchange contracts	437,884	1,215,064	(373,045)
Investment property valuation	200,256	197,526	236,617
Gains on sale of assets	103,481	170,910	171,482
Insurance	85,993	86,330	92,294
Other reversals	75,928	67,617	64,467
Logistics services	47,880	136,118	165,738
Penalties for failure to contracts	7,952	13,855	6,833
Others	255,448	321,214	326,372
Total Other operating income	3,041,985	3,979,650	2,053,435
Operating leases
OPERATING INCOME
Leases and related services	795,179	833,244	649,693
Other related leasing services
OPERATING INCOME
Leases and related services	671,251	660,442	541,436
Property leases
OPERATING INCOME
Leases and related services	325,286	228,325	157,511
Other assets
OPERATING INCOME
Leases and related services	$ 35,447	$ 49,005	$ 14,037